Share-based Payment Arrangements - Summary of Fair Value using Trinomial Tree Model and Inputs (Detail) - 12 months ended Dec. 31, 2019 - Trinomial Tree Model [member]	yr $ / shares	yr ¥ / shares
The Company 1st share options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date | $ / shares	$ 58.80
Exercise price | $ / shares	$ 56.40
USISH stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date | ¥ / shares		¥ 15.84
Exercise price | ¥ / shares		¥ 13.34
Risk free interest rate	2.70%	2.70%
USISH core employees stock ownership plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date | ¥ / shares		¥ 16.30
Exercise price | ¥ / shares		¥ 13.34
Bottom of range [member] | The Company 1st share options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	27.77%	27.77%
Expected lives	4.8	4.8
Risk free interest rate	0.73%	0.73%
Bottom of range [member] | USISH stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	45.07%	45.07%
Expected lives	3.0	3.0
Risk free interest rate	2.80%	2.80%
Bottom of range [member] | USISH core employees stock ownership plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	44.48%	44.48%
Expected lives	2.5	2.5
Risk free interest rate	2.60%	2.60%
Top of range [member] | The Company 1st share options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	28.86%	28.86%
Expected lives	7.0	7.0
Risk free interest rate	0.80%	0.80%
Top of range [member] | USISH stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	51.80%	51.80%
Expected lives	5.0	5.0
Risk free interest rate	2.97%	2.97%
Top of range [member] | USISH core employees stock ownership plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	47.77%	47.77%
Expected lives	4.5	4.5
Risk free interest rate	2.83%	2.83%